Investment in joint ventures (Tables)	12 Months Ended
Dec. 31, 2025
Investment in joint ventures
Summary of Changes to Investments in Joint Ventures

The movements in investments in joint venture entities in the consolidated financial statements were as follows:

	Raízen S.A. (i)	Alvorada Terminal S.A.	Radar Gestão de Invest. S.A.	Total
Shares issued by the joint venture	10,352,509,484	134,936,162	24,800,000
Shares held by Cosan	4,557,597,117	67,468,081	12,400,000
Cosan ownership interest	5.00%	50.00%	50.00%
Percentage of indirect interest (Cosan Nove)	25.84%	—	—
Total	30.84%	50.00%	50.00%
Balance as of January 1, 2024	11,693,876	48,566	—	11,742,442
Interest in losses of joint ventures	(1,218,804)	(7,445)	(3,731)	(1,229,980)
Other comprehensive income and other	139,892	—	—	139,892
Capital increase	—	—	12,337	12,337
Dividends	(119,647)	—	—	(119,647)
Balance as of December 31, 2024	10,495,317	41,121	8,606	10,545,044
Interest in (losses) earnings of joint ventures (Note 2.1.11)	(10,881,556)	(7,274)	3,807	(10,885,023)
Other comprehensive income and other	386,239	—	—	386,239
Dividends	—	—	(904)	(904)
Capital increase	—	15,000	—	15,000
Balance as of December 31, 2025	—	48,847	11,509	60,356